Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
February 28, 2025
DRC-NPRT3-0425
1.9907227.101
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 1.9%
Communication Services - 1.9%
Diversified Telecommunication Services - 1.9%
Quebecor Inc Class B	55,320	1,263,747
CHINA - 7.3%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	16,815	1,034,796
Consumer Discretionary - 4.9%
Broadline Retail - 4.9%
Alibaba Group Holding Ltd ADR	10,111	1,339,809
PDD Holdings Inc Class A ADR (a)	16,884	1,919,542
		3,259,351
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	2,859	616,371
TOTAL CHINA		4,910,518
FRANCE - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Ubisoft Entertainment SA (a)	26,364	333,927
INDIA - 1.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd GDR (b)	13,476	735,790
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Renesas Electronics Corp	31,890	522,091
KOREA (SOUTH) - 1.8%
Communication Services - 1.8%
Interactive Media & Services - 1.8%
NAVER Corp	8,637	1,223,275
SINGAPORE - 5.9%
Communication Services - 5.9%
Entertainment - 5.9%
Sea Ltd Class A ADR (a)	30,832	3,923,989
SPAIN - 2.5%
Communication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Cellnex Telecom SA (b)(c)	45,870	1,638,767
TAIWAN - 4.1%
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	15,333	2,768,066
UNITED STATES - 72.2%
Communication Services - 31.4%
Entertainment - 4.4%
Netflix Inc (a)	1,648	1,615,963
Spotify Technology SA (a)	2,134	1,297,493
		2,913,456
Interactive Media & Services - 14.7%
Alphabet Inc Class A	20,152	3,431,483
Bumble Inc Class A (a)(d)	78,100	406,120
Meta Platforms Inc Class A	3,501	2,339,368
Pinterest Inc Class A (a)	55,744	2,061,413
Snap Inc Class A (a)	158,247	1,622,032
		9,860,416
Media - 6.4%
Comcast Corp Class A	32,976	1,183,179
EchoStar Corp Class A (a)	21,895	683,780
Liberty Broadband Corp Class A (a)	29,307	2,389,400
		4,256,359
Wireless Telecommunication Services - 5.9%
Gogo Inc (a)(d)	84,559	619,817
T-Mobile US Inc	12,257	3,305,591
		3,925,408
TOTAL COMMUNICATION SERVICES		20,955,639

Consumer Discretionary - 5.5%
Broadline Retail - 5.5%
Amazon.com Inc (a)	17,315	3,675,628
Industrials - 3.5%
Construction & Engineering - 0.9%
Dycom Industries Inc (a)	3,862	632,827
Ground Transportation - 2.6%
Uber Technologies Inc (a)	22,876	1,738,805
TOTAL INDUSTRIALS		2,371,632

Information Technology - 26.9%
Communications Equipment - 4.5%
Arista Networks Inc	32,540	3,027,847
IT Services - 4.8%
Cloudflare Inc Class A (a)	7,061	1,025,963
Twilio Inc Class A (a)	18,351	2,200,836
		3,226,799
Semiconductors & Semiconductor Equipment - 5.9%
Impinj Inc (a)	4,083	394,663
NVIDIA Corp	25,514	3,187,209
ON Semiconductor Corp (a)	8,036	378,093
		3,959,965
Software - 9.1%
Cadence Design Systems Inc (a)	4,913	1,230,707
DocuSign Inc (a)	8,975	746,451
Microsoft Corp	2,119	841,222
Samsara Inc Class A (a)	23,490	1,120,003
Servicenow Inc (a)	847	787,507
Synopsys Inc (a)	1,231	562,911
Zoom Communications Inc Class A (a)	10,797	795,739
		6,084,540
Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc	7,120	1,721,901
TOTAL INFORMATION TECHNOLOGY		18,021,052

Real Estate - 4.9%
Specialized REITs - 4.9%
American Tower Corp	15,799	3,248,590
TOTAL UNITED STATES		48,272,541
TOTAL COMMON STOCKS (Cost $49,995,867)		65,592,711

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	1,279,968	1,280,224
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	922,918	923,010
TOTAL MONEY MARKET FUNDS (Cost $2,203,234)			2,203,234

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $52,199,101)	67,795,945
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(923,297)
NET ASSETS - 100.0%	66,872,648

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,374,557 or 3.6% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,638,767 or 2.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	391,277	2,313,018	1,424,081	14,269	10	-	1,280,224	1,279,968	0.0%
Fidelity Securities Lending Cash Central Fund	-	5,971,759	5,048,749	199	-	-	923,010	922,918	0.0%
Total	391,277	8,284,777	6,472,830	14,468	10	-	2,203,234	2,202,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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